Contract Liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Contract Liabilities
34	CONTRACT LIABILITIES

	2020	2019
	RMB million	RMB million
Sales in advance of carriage	2,155	8,754
Frequent flyer program (Note 5)	1,781	2,057
Advances from customers	1,055	866

	4,991	11,677

Current portion	3,671	10,178
Non-current portion	1,320	1,499